Noncontrolling Interest (Noncontrolling Interest in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 964,111	$ 1,066,603
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	686,503	623,785
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 277,608	$ 442,818